36. Financial Instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfUndiscountedSettlementAmountsLineItems [Line Items]
Less than 1 month	R$ 1,420,911	R$ 1,229,118
1 to 3 months	409,289	253,679
3 months to 1 year	3,129,911	3,482,742
1 to 5 years	8,391,705	6,667,722
Over 5 years	3,758,903	3,991,092
Total liabilities	17,110,719	15,624,353
Loans and financing
DisclosureOfUndiscountedSettlementAmountsLineItems [Line Items]
Less than 1 month	67,457	90,265
1 to 3 months	150,634	164,214
3 months to 1 year	775,871	1,588,764
1 to 5 years	2,429,424	1,873,952
Over 5 years	1,340,528	1,556,703
Total liabilities	4,763,914	5,273,898
Debentures
DisclosureOfUndiscountedSettlementAmountsLineItems [Line Items]
Less than 1 month	16,985	8,725
1 to 3 months	22,149	19,929
3 months to 1 year	1,923,880	1,545,694
1 to 5 years	5,160,164	4,147,064
Over 5 years	453,807	583,869
Total liabilities	7,576,985	6,305,281
Payable related to concession use of public property
DisclosureOfUndiscountedSettlementAmountsLineItems [Line Items]
Less than 1 month	5,429	5,494
1 to 3 months	10,859	10,988
3 months to 1 year	49,777	50,331
1 to 5 years	293,984	300,343
Over 5 years	1,455,541	1,850,518
Total liabilities	1,815,590	2,217,674
Suppliers
DisclosureOfUndiscountedSettlementAmountsLineItems [Line Items]
Less than 1 month	1,305,653	1,106,430
1 to 3 months	174,478	21,619
3 months to 1 year	143,558	124,060
1 to 5 years	103,357	40,239
Over 5 years	0	2
Total liabilities	1,727,046	1,292,350
Ordinary financing of taxes with the federal tax authorities
DisclosureOfUndiscountedSettlementAmountsLineItems [Line Items]
Less than 1 month	5,535	5,133
1 to 3 months	11,141	10,392
3 months to 1 year	51,261	48,578
1 to 5 years	89,860	161,534
Over 5 years	0	0
Total liabilities	157,797	225,637
Pert
DisclosureOfUndiscountedSettlementAmountsLineItems [Line Items]
Less than 1 month	3,693
1 to 3 months	7,445
3 months to 1 year	34,469
1 to 5 years	214,111
Over 5 years	509,027
Total liabilities	768,745
Sectorial financial liabilities
DisclosureOfUndiscountedSettlementAmountsLineItems [Line Items]
Less than 1 month	16,159	13,071
1 to 3 months	32,583	26,537
3 months to 1 year	151,095	125,315
1 to 5 years	100,805	144,590
Over 5 years	0	0
Total liabilities	R$ 300,642	R$ 309,513